RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - HKD ($)	Mar. 31, 2023	Dec. 31, 2022
Related Party [Member]
Related Party Transaction [Line Items]
Outstanding balances	$ 96,700	$ 96,700